Consolidated Statements of Stockholders’ Equity - USD ($) shares in Thousands, $ in Thousands	Common stock	Additional paid-In capital	Notes receivable	Accumulated other comprehensive income	(Accumulated deficit)/ Retained earnings	Total
Balance at Dec. 31, 2020	$ 7,938	$ 182,230	$ (15,186)	$ 3,057	$ (50,542)	$ 127,497
Balance (in Shares) at Dec. 31, 2020	363,326
Net income (loss)					36,262	36,262
Other comprehensive income (loss)				3,003		3,003
Exercise of vested options	$ 31	239				270
Exercise of vested options (in Shares)	1,420
Recapitalization transaction, net	$ 106	8,324				8,430
Recapitalization transaction, net (in Shares)	4,854
Exercise of warrants	$ 3	535				538
Exercise of warrants (in Shares)	119
Interest on notes receivable			(3)			(3)
Stock-based compensation		6,285				6,285
Balance at Dec. 31, 2021	$ 8,078	197,613	(15,189)	6,060	(14,280)	182,282
Balance (in Shares) at Dec. 31, 2021	369,719
Net income (loss)					(57,429)	(57,429)
Vesting of restricted stock units	$ 37	(37)
Vesting of restricted stock units (in Shares)	1,674
Redemption for employee tax withholdings	$ (16)	(1,498)				(1,514)
Redemption for employee tax withholdings (in Shares)	(749)
Other comprehensive income (loss)				(4,946)		(4,946)
Exercise of vested options	$ 131	2,759				2,890
Exercise of vested options (in Shares)	6,016
Stock-based compensation		33,939				33,939
Balance at Dec. 31, 2022	$ 8,230	232,776	(15,189)	1,114	(71,709)	155,222
Balance (in Shares) at Dec. 31, 2022	376,660
Net income (loss)					(58,990)	(58,990)
Vesting of restricted stock units	$ 64	(64)
Vesting of restricted stock units (in Shares)	2,935
Redemption for employee tax withholdings	$ (30)	(744)				(774)
Redemption for employee tax withholdings (in Shares)	(1,361)
Other comprehensive income (loss)				(920)		(920)
Exercise of vested options	$ 48	1,146				1,194
Exercise of vested options (in Shares)	2,179
Stock-based compensation		33,660				33,660
Balance at Dec. 31, 2023	$ 8,312	$ 266,774	$ (15,189)	$ 194	$ (130,699)	$ 129,392
Balance (in Shares) at Dec. 31, 2023	380,413